Condensed Income Statement (Details) - USD ($)	3 Months Ended									6 Months Ended		12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jan. 31, 2018	Jan. 31, 2017	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Net revenue	$ 232,243	$ 5,191,000	$ 3,277,000	$ 965,896	$ 87,000	$ 1,831,000	$ 8,940,000	$ 3,000	$ 66,000	$ 587,437	$ 1,052,656	$ 9,521,371	$ 10,839,955	$ 20,772,028
Gross profit	56,802	319,000	512,000	131,783	15,000	208,000	983,000	1,000	5,000	94,352	146,944	978,164	1,197,152	2,991,017
Net income (loss)	$ (668,986)	$ (3,483,000)	$ (109,000)	$ (320,567)	$ (651,000)	$ (449,000)	$ 279,000	$ (226,000)	$ (212,000)	$ (1,524,525)	$ (971,941)	$ (4,564,159)	$ (608,184)	$ 657,460
Net income (loss) per share, basic and diluted	$ 0.00	$ (0.01)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ 0.00